Cash - Disclosure of detailed information about cash position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Information For Cash [Line Items]
Cash	$ 302,524		$ 108,223		$ 174,265
Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	105,097		100,217
Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash	197,427		8,006
Cash held in Canadian dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	167,088		12,758
Cash held in Canadian dollars [Member] | Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	29,714		4,752
Cash held in Canadian dollars [Member] | Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash	137,374		8,006
Cash held in U.S. dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	135,436	$ 106,375	95,465	$ 73,502
Cash held in U.S. dollars [Member] | Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	75,383	59,208	95,465	73,502
Cash held in U.S. dollars [Member] | Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash	$ 60,053	$ 47,167	$ 0	$ 0